N-2	Jun. 01, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002036272
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	TCW Private Asset Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES	Class A Shares		Class I Shares	Class I‑3 Shares
Maximum initial sales charge (load) imposed on purchases (as a percentage of offering price)	3.50	%(1)	None	None

Maximum deferred sales charge (load) (as a percentage of offering price or repurchase proceeds, whichever is lower)	1.00	%(2)	None	None

Repurchase fee (as a percentage of amount repurchased)	None		None	None
(1)
Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Distribution Agreement.”

(2)	Investments in Class A Shares of $500,000 or more will be subject to a 1.00% contingent deferred sales charge if the Shares are sold within 18 months of purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES(3)	Class A Shares	Class I Shares	Class I‑3 Shares
(as a percentage of average net assets attributable to Shares)
Management Fee	1.00%	1.00%	1.00%

Distribution and Shareholder Servicing Fee	0.75%	None	None

Other Expenses(4)	571.99%	0.90%	81.54%

Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%

Total Annual Fund Expenses(4)(5)	573.77%	1.93%	82.57%

Expense Reimbursement(6)	(571.12)%	(0.02)%	(80.45)%

Total Annual Fund Expenses After Expense Reimbursement(5)(6)(7)	2.65%	1.91%	2.12%
(3)
The Fund commenced operations on April 1, 2025 and has not completed a full fiscal year. The expenses shown are annualized based on the Fund’s operating expenses since its commencement. Actual expenses may differ from those shown.

(4)
Because the Fund has not completed a full fiscal year of operations and certain classes have low average net assets, gross expenses, expressed as a percentage of net assets, appear unusually high and may not be representative of the Fund’s operating expenses on a going-forward basis.

(5)
The “Total Annual Fund Expenses” and “Total Annual Fund Expenses After Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of Shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”

(6)
The Adviser and the Fund have entered into the One‑Year Expense Limitation Agreement and the Ten‑Year Expense Limitation Agreement in respect of each of Class A Shares, Class I Shares, and Class I‑3 Shares. Under the Expense Limitation Agreements, the Adviser has contractually agreed until the date that is twelve months from the date of this Prospectus, with respect to the One‑Year Expense Limitation Agreement, and the date that is ten years from the date of this Prospectus, with respect to the Ten‑Year Expense Limitation Agreement, to waive, pay, absorb or reimburse all or a portion of the Fund’s fees and other expenses, including its initial organizational and offering expenses, to the extent necessary to maintain the Fund’s total annualized fund operating expenses in respect of each class (excluding any advisory or management fees, distribution‑related and shareholder servicing fees and expenses, expenses attributable to interest and other financing costs, expenses related to litigation and potential litigation, investment expenses (such as brokerage expenses, fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, loan origination fees, loan servicing fees, loan collection and administration fees, and other costs, expenses and liabilities with respect to consummated and unconsummated investments), acquired fund fees and expenses, taxes and extraordinary or non‑routine expenses, if any) at the level of 0.70% of the NAV of Class A Shares and Class I Shares and 0.89% of the NAV of Class I‑3 Shares, with respect to the One‑Year Expense Limitation Agreement, and at the level of 4.00% of the NAV for each of Class A Shares, Class I Shares and Class I‑3 Shares, with respect to the Ten‑Year Expense Limitation Agreement.

In consideration of the Adviser’s agreement to waive fees and/or reimburse the Fund’s operating expenses under the Expense Limitation Agreements, the Fund has agreed to repay the Adviser, to the extent approved by the Independent Trustees, in the amount of any waived fees and Fund expenses reimbursed in respect of each of Class A Shares, Class I Shares, and Class I‑3 Shares subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the applicable Expense Cap either (i) at the time of the waiver or (ii) at the time the Adviser Recoupment is approved by the Independent Trustees. The Expense Limitation Agreements may be terminated by the Board, including a majority of the Independent Trustees, upon written notice to the Adviser. The Expense Limitation Agreements may not be terminated by the Adviser without the consent of the Board, including a majority of the Independent Trustees.
(7)
The Adviser has additionally agreed to contractually waive 50% of all management fees payable to the Adviser pursuant to the Investment Advisory Agreement, such that the Adviser shall be entitled to a management fee computed and payable monthly at the annual rate of 0.50% of the value of the Fund’s average daily net assets (subject to the terms of such Investment Advisory Agreement) until August 25, 2026, unless the Board approves its earlier termination. Amounts waived pursuant to the Management Fee Waiver are not subject to recoupment.

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “SALES CHARGES” and “SALES CHARGE REDUCTIONS AND WAIVERS” sections of the Prospectus.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2]
Management Fees [Percent]	1.00%	[3]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	0.03%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	571.99%	[3],[4]
Total Annual Expenses [Percent]	573.77%	[3],[4],[5]
Waivers and Reimbursements of Fees [Percent]	(571.12%)	[3],[6]
Net Expense over Assets [Percent]	2.65%	[3],[5],[6],[7]
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.00%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.03%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.90%	[3],[4]
Total Annual Expenses [Percent]	1.93%	[3],[4],[5]
Waivers and Reimbursements of Fees [Percent]	(0.02%)	[3],[6]
Net Expense over Assets [Percent]	1.91%	[3],[5],[6],[7]
Class I 3 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.00%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.03%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	81.54%	[3],[4]
Total Annual Expenses [Percent]	82.57%	[3],[4],[5]
Waivers and Reimbursements of Fees [Percent]	(80.45%)	[3],[6]
Net Expense over Assets [Percent]	2.12%	[3],[5],[6],[7]
Maximum deferred sales charge [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price or repurchase proceeds, whichever is lower
Repurchase fee [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of amount repurchased
ANNUAL FUND EXPENSES [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Shares

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Distribution Agreement.”
[2]	Investments in Class A Shares of $500,000 or more will be subject to a 1.00% contingent deferred sales charge if the Shares are sold within 18 months of purchase.
[3]	The Fund commenced operations on April 1, 2025 and has not completed a full fiscal year. The expenses shown are annualized based on the Fund’s operating expenses since its commencement. Actual expenses may differ from those shown.
[4]	Because the Fund has not completed a full fiscal year of operations and certain classes have low average net assets, gross expenses, expressed as a percentage of net assets, appear unusually high and may not be representative of the Fund’s operating expenses on a going-forward basis.
[5]	The “Total Annual Fund Expenses” and “Total Annual Fund Expenses After Expense Reimbursement” do not correlate to the corresponding ratios included in the Fund’s Financial Highlights for each class of Shares because those ratios do not reflect indirect expenses, such as “Acquired Fund Fees and Expenses.”
[6]	The Adviser and the Fund have entered into the One-Year Expense Limitation Agreement and the Ten-Year Expense Limitation Agreement in respect of each of Class A Shares, Class I Shares, and Class I-3 Shares. Under the Expense Limitation Agreements, the Adviser has contractually agreed until the date that is twelve months from the date of this Prospectus, with respect to the One-Year Expense Limitation Agreement, and the date that is ten years from the date of this Prospectus, with respect to the Ten-Year Expense Limitation Agreement, to waive, pay, absorb or reimburse all or a portion of the Fund’s fees and other expenses, including its initial organizational and offering expenses, to the extent necessary to maintain the Fund’s total annualized fund operating expenses in respect of each class (excluding any advisory or management fees, distribution-related and shareholder servicing fees and expenses, expenses attributable to interest and other financing costs, expenses related to litigation and potential litigation, investment expenses (such as brokerage expenses, fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, loan origination fees, loan servicing fees, loan collection and administration fees, and other costs, expenses and liabilities with respect to consummated and unconsummated investments), acquired fund fees and expenses, taxes and extraordinary or non-routine expenses, if any) at the level of 0.70% of the NAV of Class A Shares and Class I Shares and 0.89% of the NAV of Class I-3 Shares, with respect to the One-Year Expense Limitation Agreement, and at the level of 4.00% of the NAV for each of Class A Shares, Class I Shares and Class I-3 Shares, with respect to the Ten-Year Expense Limitation Agreement. In consideration of the Adviser’s agreement to waive fees and/or reimburse the Fund’s operating expenses under the Expense Limitation Agreements, the Fund has agreed to repay the Adviser, to the extent approved by the Independent Trustees, in the amount of any waived fees and Fund expenses reimbursed in respect of each of Class A Shares, Class I Shares, and Class I-3 Shares subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Adviser Recoupment for a class of Shares will not cause Fund expenses in respect of that class to exceed the applicable Expense Cap either (i) at the time of the waiver or (ii) at the time the Adviser Recoupment is approved by the Independent Trustees. The Expense Limitation Agreements may be terminated by the Board, including a majority of the Independent Trustees, upon written notice to the Adviser. The Expense Limitation Agreements may not be terminated by the Adviser without the consent of the Board, including a majority of the Independent Trustees.
[7]	The Adviser has additionally agreed to contractually waive 50% of all management fees payable to the Adviser pursuant to the Investment Advisory Agreement, such that the Adviser shall be entitled to a management fee computed and payable monthly at the annual rate of 0.50% of the value of the Fund’s average daily net assets (subject to the terms of such Investment Advisory Agreement) until August 25, 2026, unless the Board approves its earlier termination. Amounts waived pursuant to the Management Fee Waiver are not subject to recoupment.